The Penn Insurance and Annuity Company

Variable Annuity Account I

Audited Financial Statements

as of December 31, 2021

and for the periods presented

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Penn Insurance and Annuity Company

and the Contract Owners of Penn Insurance and Annuity Variable Annuity Account I:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, High Yield Bond Fund, Flexibly Managed Fund, Balanced Fund, Large Growth Stock Fund, Large Cap Growth Fund, Large Core Growth Fund, Large Cap Value Fund, Large Core Value Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Small Cap Index Fund, Developed International Index Fund, International Equity Fund, Emerging Markets Equity Fund, Real Estate Securities Fund, Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, and Conservative Allocation Fund (constituting Penn Insurance and Annuity Variable Annuity Account I, hereafter collectively referred to as the “Subaccounts”) as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, and the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts as of December 31, 2021, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on the Subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.

April 8, 2022

We have served as the auditor of one or more of the Subaccounts in Penn Insurance and Annuity Variable Annuity Account I since 2004.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2021

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund	Flexibly Managed Fund
Assets:
Investments at fair value	$360,598	$136,285	$986,735	$846,864	$24,433,735
Dividends receivable	3	—	—	—	—
Receivable for securities sold	14	—	—	—	14,768

Liabilities:
Due to The Penn Insurance and Annuity Company	—	—	—	—	—
Payable for securities purchased	—	1,517	8,731	10,092	—

Total Net Assets	$360,615	$134,768	$978,004	$836,772	$24,448,503

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Pennant	$360,615	$134,768	$978,004	$836,772	$24,448,503

Accumulation of Unit Values:
Pennant	$11.84	$16.80	$27.88	$47.34	$136.13

Number of Shares	360,615	10,072	56,729	49,690	268,017
Cost of Investments	$360,615	$124,098	$842,653	$535,037	$6,928,072

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2021

(continued)

	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund
Assets:
Investments at fair value	$1,042,895	$1,672,757	$231,201	$5,810,806	$3,146,348
Dividends receivable	—	—	—	—	—
Receivable for securities sold	965	2,224	2,564	—	24,132

Liabilities:
Due to The Penn Insurance and Annuity Company	—	—	—	—	—
Payable for securities purchased	—	—	—	89,944	—

Total Net Assets	$1,043,860	$1,674,981	$233,765	$5,720,862	$3,170,480

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Pennant	$1,043,860	$1,674,981	$233,765	$5,720,862	$3,170,480

Accumulation of Unit Values:
Pennant	$27.26	$72.70	$34.49	$39.99	$63.33

Number of Shares	33,065	20,154	6,078	118,986	74,811
Cost of Investments	$601,073	$435,172	$74,714	$1,511,422	$1,212,004

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2021

(continued)

	Large Core Value Fund	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund
Assets:
Investments at fair value	$3,009,865	$3,266,999	$694,790	$1,086,942	$87,022
Dividends receivable	—	—	—	—	—
Receivable for securities sold	41,605	14,491	440	12,192	771

Liabilities:
Due to The Penn Insurance and Annuity Company	—	—	—	—	—
Payable for securities purchased	—	—	—	—	—

Total Net Assets	$3,051,470	$3,281,490	$695,230	$1,099,134	$87,793

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Pennant	$3,051,470	$3,281,490	$695,230	$1,099,134	$87,793

Accumulation of Unit Values:
Pennant	$24.18	$63.21	$65.51	$49.59	$37.56

Number of Shares	105,770	79,167	15,200	39,723	2,604
Cost of Investments	$1,136,779	$1,098,840	$190,309	$579,733	$36,587

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2021

(continued)

	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
Assets:
Investments at fair value	$17,874	$12,554	$1,443,141	$2,501,639	$23,038
Dividends receivable	—	—	—	—	—
Receivable for securities sold	—	261	—	10,013	—

Liabilities:
Due to The Penn Insurance and Annuity Company	—	—	—	—	—
Payable for securities purchased	361	—	5,134	—	327

Total Net Assets	$17,513	$12,815	$1,438,007	$2,511,652	$22,711

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Pennant	$17,513	$12,815	$1,438,007	$2,511,652	$22,711

Accumulation of Unit Values:
Pennant	$46.80	$32.53	$76.32	$97.28	$28.73

Number of Shares	310	328	21,113	49,277	660
Cost of Investments	$9,106	$7,804	$510,679	$820,208	$14,001

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2021

(continued)

	Developed International Index Fund†	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund	Aggressive Allocation Fund
Assets:
Investments at fair value	$—	$3,223,148	$336,491	$142,195	$18,527
Dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	—	1,282	1

Liabilities:
Due to The Penn Insurance and Annuity Company	—	—	—	—	—
Payable for securities purchased	—	4,023	3,499	—	—

Total Net Assets	$—	$3,219,125	$332,992	$143,477	$18,528

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Pennant	$—	$3,219,125	$332,992	$143,477	$18,528

Accumulation of Unit Values:
Pennant	$14.68	$60.70	$11.73	$52.96	$22.95

Number of Shares	—	73,513	23,633	3,813	680
Cost of Investments	$—	$1,594,556	$270,003	$65,462	$13,478

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2021

(continued)

	Moderately Aggressive Allocation Fund	Moderate Allocation Fund†	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Assets:
Investments at fair value	$74,605	$—	$519,580	$25,248
Dividends receivable	—	—	—	—
Receivable for securities sold	3	—	20	1

Liabilities:
Due to The Penn Insurance and Annuity Company	—	—	—	—
Payable for securities purchased	—	—	—	—

Total Net Assets	$74,608	$—	$519,600	$25,249

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Pennant	$74,608	$—	$519,600	$25,249

Accumulation of Unit Values:
Pennant	$23.56	$20.30	$17.63	$14.86

Number of Shares	2,680	—	25,187	1,455
Cost of Investments	$35,525	$—	$452,306	$20,594

†	The Fund held no assets at December 31, 2021 in Account I. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2021

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund	Flexibly Managed Fund
Net Investment Income (Loss):
Dividends	$47	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	5,965	2,229	12,197	10,544	300,968
Contract administration charges	716	268	1,464	1,265	36,118

Net investment income (loss)	(6,634)	(2,497)	(13,661)	(11,809)	(337,086)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	15,403	30,550	50,889	2,586,727
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	—	15,403	30,550	50,889	2,586,727
Net change in unrealized gain (loss) of investments	—	(14,502)	(37,942)	(8,602)	1,437,897

Net realized and unrealized gain (loss) on investments	—	901	(7,392)	42,287	4,024,624

Net increase (decrease) in net assets resulting from operations	$(6,634)	$(1,596)	$(21,053)	$30,478	$3,687,538

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2021

(continued)

	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	12,782	20,871	2,874	81,297	39,032
Contract administration charges	1,534	2,505	345	9,756	4,684

Net investment income (loss)	(14,316)	(23,376)	(3,219)	(91,053)	(43,716)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	78,591	166,059	20,829	700,507	291,113
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	78,591	166,059	20,829	700,507	291,113
Net change in unrealized gain (loss) of investments	70,801	86,452	31,728	(894,770)	457,661

Net realized and unrealized gain (loss) on investments	149,392	252,511	52,557	(194,263)	748,774

Net increase (decrease) in net assets resulting from operations	$135,076	$229,135	$49,338	$(285,316)	$705,058

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2021

(continued)

	Large Core Value Fund	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	36,638	37,958	8,528	13,551	1,076
Contract administration charges	4,397	4,555	1,023	1,626	129

Net investment income (loss)	(41,035)	(42,513)	(9,551)	(15,177)	(1,205)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	183,337	193,661	36,922	91,106	8,345
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	183,337	193,661	36,922	91,106	8,345
Net change in unrealized gain (loss) of investments	447,860	557,671	66,878	99,253	9,575

Net realized and unrealized gain (loss) on investments	631,197	751,332	103,800	190,359	17,920

Net increase (decrease) in net assets resulting from operations	$590,162	$708,819	$94,249	$175,182	$16,715

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2021

(continued)

	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	215	154	18,004	30,646	280
Contract administration charges	26	18	2,161	3,678	34

Net investment income (loss)	(241)	(172)	(20,165)	(34,324)	(314)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	176	349	67,151	197,575	509
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	176	349	67,151	197,575	509
Net change in unrealized gain (loss) of investments	1,075	3,344	52,052	364,444	2,406

Net realized and unrealized gain (loss) on investments	1,251	3,693	119,203	562,019	2,915

Net increase (decrease) in net assets resulting from operations	$1,010	$3,521	$99,038	$527,695	$2,601

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2021

(continued)

	Developed International Index Fund†	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund	Aggressive Allocation Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	—	39,592	4,441	2,037	220
Contract administration charges	—	4,751	533	244	26

Net investment income (loss)	—	(44,343)	(4,974)	(2,281)	(246)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	242,442	6,789	53,135	64
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	—	242,442	6,789	53,135	64
Net change in unrealized gain (loss) of investments	—	123,198	(26,681)	7,395	2,573

Net realized and unrealized gain (loss) on investments	—	365,640	(19,892)	60,530	2,637

Net increase (decrease) in net assets resulting from operations	$—	$321,297	$(24,866)	$58,249	$2,391

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2021

(continued)

	Moderately Aggressive Allocation Fund	Moderate Allocation Fund†	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	890	72	3,212	346
Contract administration charges	107	9	385	41

Net investment income (loss)	(997)	(81)	(3,597)	(387)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	719	3,943	21,080	1,489
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	719	3,943	21,080	1,489
Net change in unrealized gain (loss) of investments	9,290	(2,794)	2,971	(187)

Net realized and unrealized gain (loss) on investments	10,009	1,149	24,051	1,302

Net increase (decrease) in net assets resulting from operations	$9,012	$1,068	$20,454	$915

†	The Fund held no assets at December 31, 2021 in Account I. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	Money Market Fund		Limited Maturity Bond Fund		Quality Bond Fund
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(6,634)	$(7,751)	$(2,497)	$(3,293)	$(13,661)	$(13,513)
Net realized gain (loss) from investment transactions	—	—	15,403	10,735	30,550	41,839
Net change in unrealized gain (loss) of investments	—	—	(14,502)	(3,015)	(37,942)	36,034

Net increase (decrease) in net assets resulting from operations	(6,634)	(7,751)	(1,596)	4,427	(21,053)	64,360

Variable Annuity Activities:
Purchase payments	—	249,637	—	—	—	1,056
Surrender benefits	(35,539)	(25,924)	(20,563)	(56,140)	(43,289)	(114,125)
Net transfers	(745,161)	536,399	1,042	8,996	25,573	92,701
Contract administration charges	(525)	(518)	(54)	(68)	(310)	(377)
Annuity benefits	(183)	(3,560)	(79,971)	(6,116)	(19,272)	(7,471)

Net increase (decrease) in net assets resulting from variable annuity activities	(781,408)	756,034	(99,546)	(53,328)	(37,298)	(28,216)

Total increase (decrease) in net assets	(788,042)	748,283	(101,142)	(48,901)	(58,351)	36,144
Net Assets:
Beginning of year	1,148,657	400,374	235,910	284,811	1,036,355	1,000,211

End of year	$360,615	$1,148,657	$134,768	$235,910	$978,004	$1,036,355

	High Yield Bond Fund		Flexibly Managed Fund		Balanced Fund
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(11,809)	$(12,065)	$(337,086)	$(303,708)	$(14,316)	$(13,512)
Net realized gain (loss) from investment transactions	50,889	92,353	2,586,727	2,034,085	78,591	72,963
Net change in unrealized gain (loss) of investments	(8,602)	(35,628)	1,437,897	1,526,794	70,801	64,258

Net increase (decrease) in net assets resulting from operations	30,478	44,660	3,687,538	3,257,171	135,076	123,709

Variable Annuity Activities:
Purchase payments	—	—	85,856	38,728	—	—
Surrender benefits	(49,524)	(135,166)	(1,766,467)	(1,528,933)	(88,394)	(83,876)
Net transfers	28,502	12,466	(39,124)	(493,520)	(14,754)	5,148
Contract administration charges	(172)	(265)	(3,762)	(4,765)	(265)	(338)
Annuity benefits	(17,764)	(10,197)	(1,202,939)	(213,804)	—	(14,571)

Net increase (decrease) in net assets resulting from variable annuity activities	(38,958)	(133,162)	(2,926,436)	(2,202,294)	(103,413)	(93,637)

Total increase (decrease) in net assets	(8,480)	(88,502)	761,102	1,054,877	31,663	30,072
Net Assets:
Beginning of year	845,252	933,754	23,687,401	22,632,524	1,012,197	982,125

End of year	$836,772	$845,252	$24,448,503	$23,687,401	$1,043,860	$1,012,197

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

(continued)

	Large Growth Stock Fund		Large Cap Growth Fund		Large Core Growth Fund
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(23,376)	$(19,095)	$(3,219)	$(2,546)	$(91,053)	$(72,884)
Net realized gain (loss) from investment transactions	166,059	217,251	20,829	34,707	700,507	806,696
Net change in unrealized gain (loss) of investments	86,452	231,527	31,728	4,367	(894,770)	2,165,855

Net increase (decrease) in net assets resulting from operations	229,135	429,683	49,338	36,528	(285,316)	2,899,667

Variable Annuity Activities:
Purchase payments	—	16,911	—	—	—	29,725
Surrender benefits	(109,764)	(150,208)	(20,755)	(48,173)	(412,169)	(436,004)
Net transfers	(10,142)	(51,802)	(3,138)	7,845	41,831	(484,697)
Contract administration charges	(549)	(609)	(23)	(39)	(1,334)	(1,615)
Annuity benefits	(9,528)	—	—	—	(64,519)	(64,186)

Net increase (decrease) in net assets resulting from variable annuity activities	(129,983)	(185,708)	(23,916)	(40,367)	(436,191)	(956,777)

Total increase (decrease) in net assets	99,152	243,975	25,422	(3,839)	(721,507)	1,942,890
Net Assets:
Beginning of year	1,575,829	1,331,854	208,343	212,182	6,442,369	4,499,479

End of year	$1,674,981	$1,575,829	$233,765	$208,343	$5,720,862	$6,442,369

	Large Cap Value Fund		Large Core Value Fund		Index 500 Fund
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(43,716)	$(36,305)	$(41,035)	$(33,849)	$(42,513)	$(34,804)
Net realized gain (loss) from investment transactions	291,113	237,046	183,337	195,481	193,661	319,453
Net change in unrealized gain (loss) of investments	457,661	(190,972)	447,860	(128,701)	557,671	91,881

Net increase (decrease) in net assets resulting from operations	705,058	9,769	590,162	32,931	708,819	376,530

Variable Annuity Activities:
Purchase payments	—	2,641	—	—	—	1,822
Surrender benefits	(157,891)	(267,165)	(116,320)	(222,510)	(173,503)	(237,818)
Net transfers	(127,100)	(59,342)	(79,437)	63,105	142,318	(187,449)
Contract administration charges	(564)	(651)	(463)	(543)	(811)	(1,000)
Annuity benefits	(30,917)	(26,477)	(9,062)	(54,926)	(6,467)	(3,124)

Net increase (decrease) in net assets resulting from variable annuity activities	(316,472)	(350,994)	(205,282)	(214,874)	(38,463)	(427,569)

Total increase (decrease) in net assets	388,586	(341,225)	384,880	(181,943)	670,356	(51,039)
Net Assets:
Beginning of year	2,781,894	3,123,119	2,666,590	2,848,533	2,611,134	2,662,173

End of year	$3,170,480	$2,781,894	$3,051,470	$2,666,590	$3,281,490	$2,611,134

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

(continued)

	Mid Cap Growth Fund		Mid Cap Value Fund		Mid Core Value Fund
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(9,551)	$(7,658)	$(15,177)	$(13,376)	$(1,205)	$(1,265)
Net realized gain (loss) from investment transactions	36,922	91,491	91,106	101,789	8,345	19,097
Net change in unrealized gain (loss) of investments	66,878	140,155	99,253	(249,199)	9,575	(20,198)

Net increase (decrease) in net assets resulting from operations	94,249	223,988	175,182	(160,786)	16,715	(2,366)

Variable Annuity Activities:
Purchase payments	—	3,091	—	1,841	—	—
Surrender benefits	(27,645)	(73,959)	(81,359)	(116,211)	(8,347)	(30,365)
Net transfers	(7,804)	(21,452)	(14,324)	64,147	(2,628)	2,681
Contract administration charges	(154)	(191)	(268)	(327)	(32)	(51)
Annuity benefits	(2,095)	(16,453)	(724)	(6,155)	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(37,698)	(108,964)	(96,675)	(56,705)	(11,007)	(27,735)

Total increase (decrease) in net assets	56,551	115,024	78,507	(217,491)	5,708	(30,101)
Net Assets:
Beginning of year	638,679	523,655	1,020,627	1,238,118	82,085	112,186

End of year	$695,230	$638,679	$1,099,134	$1,020,627	$87,793	$82,085

	SMID Cap Growth Fund		SMID Cap Value Fund		Small Cap Growth Fund
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(241)	$(186)	$(172)	$(132)	$(20,165)	$(16,781)
Net realized gain (loss) from investment transactions	176	718	349	(266)	67,151	226,252
Net change in unrealized gain (loss) of investments	1,075	5,322	3,344	1,127	52,052	104,712

Net increase (decrease) in net assets resulting from operations	1,010	5,854	3,521	729	99,038	314,183

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	911
Surrender benefits	—	—	(178)	(136)	(73,974)	(226,285)
Net transfers	426	(1,955)	(1,412)	98	21,364	(82,577)
Contract administration charges	(14)	(13)	(9)	(7)	(564)	(643)
Annuity benefits	—	—	—	—	—	(15)

Net increase (decrease) in net assets resulting from variable annuity activities	412	(1,968)	(1,599)	(45)	(53,174)	(308,609)

Total increase (decrease) in net assets	1,422	3,886	1,922	684	45,864	5,574
Net Assets:
Beginning of year	16,091	12,205	10,893	10,209	1,392,143	1,386,569

End of year	$17,513	$16,091	$12,815	$10,893	$1,438,007	$1,392,143

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

(continued)

	Small Cap Value Fund		Small Cap Index Fund		Developed International Index Fund
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(34,324)	$(27,339)	$(314)	$(232)	$—	$—
Net realized gain (loss) from investment transactions	197,575	195,686	509	733	—	—
Net change in unrealized gain (loss) of investments	364,444	(163,454)	2,406	2,698	—	—

Net increase (decrease) in net assets resulting from operations	527,695	4,893	2,601	3,199	—	—

Variable Annuity Activities:
Purchase payments	—	911	—	—	—	—
Surrender benefits	(122,303)	(205,307)	(541)	(1,458)	—	—
Net transfers	(69,336)	849	378	(1,128)	—	—
Contract administration charges	(348)	(412)	(15)	(18)	—	—
Annuity benefits	(42,621)	(24,404)	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(234,608)	(228,363)	(178)	(2,604)	—	—

Total increase (decrease) in net assets	293,087	(223,470)	2,423	595	—	—
Net Assets:
Beginning of year	2,218,565	2,442,035	20,288	19,693	—	—

End of year	$2,511,652	$2,218,565	$22,711	$20,288	$—	$—

	International Equity Fund		Emerging Markets Equity Fund		Real Estate Securities Fund
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(44,343)	$(37,985)	$(4,974)	$(4,511)	$(2,281)	$(2,225)
Net realized gain (loss) from investment transactions	242,442	298,363	6,789	5,382	53,135	2,478
Net change in unrealized gain (loss) of investments	123,198	86,157	(26,681)	21,659	7,395	(8,894)

Net increase (decrease) in net assets resulting from operations	321,297	346,535	(24,866)	22,530	58,249	(8,641)

Variable Annuity Activities:
Purchase payments	—	1,391	—	1,511	—	—
Surrender benefits	(146,945)	(216,460)	(13,904)	(44,781)	(80,361)	(2,672)
Net transfers	132,401	(129,067)	17,423	(3,174)	(2,878)	579
Contract administration charges	(428)	(534)	(164)	(188)	(38)	(44)
Annuity benefits	(32,156)	(3,379)	(310)	(2,199)	—	(132)

Net increase (decrease) in net assets resulting from variable annuity activities	(47,128)	(348,049)	3,045	(48,831)	(83,277)	(2,269)

Total increase (decrease) in net assets	274,169	(1,514)	(21,821)	(26,301)	(25,028)	(10,910)
Net Assets:
Beginning of year	2,944,956	2,946,470	354,813	381,114	168,505	179,415

End of year	$3,219,125	$2,944,956	$332,992	$354,813	$143,477	$168,505

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

(continued)

	Aggressive Allocation Fund		Moderately Aggressive Allocation Fund		Moderate Allocation Fund
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(246)	$(196)	$(997)	$(808)	$(81)	$(1,182)
Net realized gain (loss) from investment transactions	64	7	719	518	3,943	32,974
Net change in unrealized gain (loss) of investments	2,573	1,350	9,290	5,104	(2,794)	(28,985)

Net increase (decrease) in net assets resulting from operations	2,391	1,161	9,012	4,814	1,068	2,807

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	—	—	—	—	(19,981)	(92,652)
Net transfers	(1)	(1)	1	(1)	56	(368)
Contract administration charges	(30)	(30)	(102)	(102)	—	(60)
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(31)	(31)	(101)	(103)	(19,925)	(93,080)

Total increase (decrease) in net assets	2,360	1,130	8,911	4,711	(18,857)	(90,273)
Net Assets:
Beginning of year	16,168	15,038	65,697	60,986	18,857	109,130

End of year	$18,528	$16,168	$74,608	$65,697	$—	$18,857

	Moderately Conservative Allocation Fund		Conservative Allocation Fund
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(3,597)	$(3,185)	$(387)	$(476)
Net realized gain (loss) from investment transactions	21,080	49,120	1,489	1,307
Net change in unrealized gain (loss) of investments	2,971	(34,824)	(187)	1,306

Net increase (decrease) in net assets resulting from operations	20,454	11,111	915	2,137

Variable Annuity Activities:
Purchase payments	—	—	—	—
Surrender benefits	(39,236)	(96,046)	(7,934)	(11,214)
Net transfers	366,770	(292)	(17)	5,116
Contract administration charges	(41)	(42)	(30)	(30)
Annuity benefits	—	(9,336)	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	327,493	(105,716)	(7,981)	(6,128)

Total increase (decrease) in net assets	347,947	(94,605)	(7,066)	(3,991)
Net Assets:
Beginning of year	171,653	266,258	32,315	36,306

End of year	$519,600	$171,653	$25,249	$32,315

The accompanying notes are an integral part of these financial statements.

PENN INSURANCE AND ANNUITY VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements — December 31, 2021

Note 1.    Organization

The Penn Insurance and Annuity Variable Annuity Account I (“Account I”) was established by The Penn Insurance and Annuity Company (“PIA”) under the provisions of the Delaware Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I contains contracts of the Pennant variable annuity product. Under applicable insurance law, the assets and liabilities of Account I are legally segregated from PIA’s other assets and liabilities. Account I offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities.

Note 2.    Significant Accounting Policies

The preparation of the accompanying financial statements and notes are in accordance with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and annuity activities during the reporting period. Actual results could differ significantly with those estimates. The significant accounting policies of Account I are as follows:

Investments — Assets of Account I are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. (“Penn Series”), an affiliate of PIA: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Balanced, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation.

Penn Series is an open-end diversified management investment company.

The investment in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Investment transactions are accounted for on a trade date basis. The resulting net unrealized gains/(losses) are reflected in the Statements of Operations. Realized gains/(losses) from securities transactions are determined for federal income tax and for financial reporting purposes on the FIFO cost basis.

The amounts shown as receivable for securities sold and payable for securities purchased on the Statements of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the contract owners’ instructions on the first business day subsequent to the close of the period presented.

All dividend distributions received from the underlying Penn Series Funds are reinvested in additional shares of these Funds and are recorded by Account I on the ex-dividend date. The Penn Series Funds have utilized consent dividends to effectively distribute income for income tax purposes. Account I consents to treat these amounts as dividend income for tax purposes although they are not paid by the underlying Penn Series Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

Note 2.    Significant Accounting Policies (continued)

For the year ended December 31, 2021, consent dividends in Account I were:

Consent Dividends
Money Market Fund	$—
Limited Maturity Bond Fund	1,898
Quality Bond Fund	22,768
High Yield Bond Fund	34,453
Flexibly Managed Fund	2,893,667
Balanced Fund	158,978
Large Growth Stock Fund	223,934
Large Cap Growth Fund	24,890
Large Core Growth Fund	1,125,442
Large Cap Value Fund	439,785
Large Core Value Fund	519,859
Index 500 Fund	242,742
Mid Cap Growth Fund	109,365
Mid Cap Value Fund	5,734
Mid Core Value Fund	17,127
SMID Cap Growth Fund	2,872
SMID Cap Value Fund	511
Small Cap Growth Fund	210,767
Small Cap Value Fund	566,643
Small Cap Index Fund	2,934
International Equity Fund	578,299
Emerging Markets Equity Fund	48,179
Real Estate Securities Fund	14,372
Aggressive Allocation Fund	4,142
Moderately Aggressive Allocation Fund	13,726
Moderate Allocation Fund	0
Moderately Conservative Allocation Fund	69,026
Conservative Allocation Fund	2,686

Federal Income Taxes — The operations of Account I are included in the federal income tax return of PIA, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, PIA does not expect to incur federal income taxes on the earnings of Account I to the extent the earnings are credited under the contracts. Based on this, there is no charge to Account I for federal income taxes. PIA will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. Account I satisfies the current requirements of the regulations, and PIA intends that Account I will continue to meet such requirements.

Fair Value Measurement — Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. The inputs to valuation techniques used to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value measurement. Account I has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1 — Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to

Note 2.    Significant Accounting Policies (continued)

measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2 — Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in our fair value hierarchy.

Level 3 — Fair value is based on significant inputs that are unobservable for the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Prices may also be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on PIA’s understanding of the market.

The fair value of all the investments in the respective fund portfolios, are at net asset values and the investments are considered actively traded and fall within Level 1.

Note 3.    Purchases and Sales of Investments

The following table shows aggregate cost of shares purchased and proceeds of shares sold for each fund or portfolio for the period ended December, 31, 2021:

	Purchases	Sales
Money Market Fund	$381,068	$1,169,157
Limited Maturity Bond Fund	6,059	108,102
Quality Bond Fund	78,148	129,108
High Yield Bond Fund	55,992	106,760
Flexibly Managed Fund	249,804	3,513,327
Balanced Fund	876	118,606
Large Growth Stock Fund	40,875	194,235
Large Cap Growth Fund	540	27,675
Large Core Growth Fund	337,972	865,216
Large Cap Value Fund	91,641	451,829
Large Core Value Fund	48,668	294,986
Index 500 Fund	174,832	255,808
Mid Cap Growth Fund	2,257	49,506
Mid Cap Value Fund	14,276	126,128
Mid Core Value Fund	964	13,175
SMID Cap Growth Fund	548	376
SMID Cap Value Fund	121	1,893
Small Cap Growth Fund	21,688	95,027
Small Cap Value Fund	15,591	284,524
Small Cap Index Fund	785	1,276
Developed International Index Fund	—	—
International Equity Fund	245,510	336,982
Emerging Markets Equity Fund	26,594	28,523
Real Estate Securities Fund	—	85,559
Aggressive Allocation Fund	—	277
Moderately Aggressive Allocation Fund	—	1,099
Moderate Allocation Fund	—	20,006
Moderately Conservative Allocation Fund	366,580	42,683
Conservative Allocation Fund	—	8,369

Note 4.    Related Party Transactions and Contract Charges

Account I is charged daily for mortality and expense risks assumed by PIA and for administration expenses at an annual rate of 1.25% and 0.15% respectively, of the average net assets of Account I, and are reflected as a reduction in the unit values.

As reimbursement for expenses incurred in administering the contract, PIA receives $30 or 2% of account value, whichever is less, per year from each annuity contract prior to the contract’s date of maturity. The $30 charge is waived if the contract owner’s value is more than $50,000. This charge is reflected as a reduction in the number of units held.

PIA received $780,080 and $685,310 from Account I for mortality and risk expenses, contract administration and certain other charges for the years ended December 31, 2021 and 2020, respectively. These amounts charged include those assessed through a reduction in unit values as well as those assessed through the redemption of units. Additionally, Penn Series pays The Penn Mutual Life Insurance Company and its affiliates fees for investment advisory and administrative services.

If a policy is surrendered within the first 7 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid.

Premium taxes on purchase payments are withdrawn from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 4.00%.

Note 5.    Accumulation Units

	December 31, 2021			December 31, 2020
Subaccount	Units Issued	Units Redeemed	Ending Unit Balance	Units Issued	Units Redeemed	Ending Unit Balance
Money Market Fund	31,962	(97,157)	30,446	87,032	(24,343)	95,641
Limited Maturity Bond Fund	361	(6,236)	8,020	2,054	(5,306)	13,895
Quality Bond Fund	2,817	(4,140)	35,075	5,753	(6,916)	36,398
High Yield Bond Fund	1,210	(2,043)	17,676	1,091	(4,260)	18,509
Flexibly Managed Fund	2,085	(25,448)	179,594	6,278	(28,640)	202,957
Balanced Fund	38	(4,134)	38,292	343	(4,503)	42,388
Large Growth Stock Fund	652	(2,500)	23,039	1,002	(4,527)	24,887
Large Cap Growth Fund	19	(738)	6,777	434	(2,132)	7,496
Large Core Growth Fund	8,103	(17,649)	143,045	2,978	(34,816)	152,591
Large Cap Value Fund	1,742	(7,073)	50,061	3,997	(11,347)	55,392
Large Core Value Fund	2,268	(11,420)	126,217	8,394	(19,409)	135,369
Index 500 Fund	3,391	(3,735)	51,918	878	(10,801)	52,262
Mid Cap Growth Fund	41	(644)	10,613	299	(2,638)	11,216
Mid Cap Value Fund	305	(2,346)	22,162	2,782	(3,974)	24,203
Mid Core Value Fund	29	(345)	2,338	191	(1,172)	2,654
SMID Cap Growth Fund	12	(3)	374	9	(60)	365
SMID Cap Value Fund	4	(58)	394	105	(77)	448
Small Cap Growth Fund	296	(1,003)	18,841	312	(6,121)	19,548
Small Cap Value Fund	170	(2,837)	25,820	1,543	(4,700)	28,487
Small Cap Index Fund	29	(34)	791	14	(128)	796
Developed International Index Fund	—	—	—	—	—	—
International Equity Fund	4,490	(5,147)	53,032	2,269	(9,460)	53,689
Emerging Markets Equity Fund	2,116	(1,878)	28,376	1,035	(5,808)	28,138
Real Estate Securities Fund	2	(1,771)	2,709	30	(101)	4,478
Aggressive Allocation Fund	—	(2)	807	—	(1)	809
Moderately Aggressive Allocation Fund	—	(5)	3,166	2	(7)	3,171
Moderate Allocation Fund	—	(1,020)	—	—	(5,368)	1,020
Moderately Conservative Allocation Fund	21,325	(2,278)	29,480	—	(6,805)	10,433
Conservative Allocation Fund	—	(543)	1,699	399	(815)	2,242

Note 6.    Financial Highlights

Account I is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Note 6.    Financial Highlights (continued)

The following table was developed by determining which products offered within Account I have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account I as contract owners may not have selected all available and applicable contract options.

	January 1, 2021	December 31, 2021			For the Year ended December 31, 2021
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$12.01	30,446	$11.84	$360,615	0.01	1.40	-1.38
Limited Maturity Bond Fund	16.98	8,020	16.80	134,768	—	1.40	-1.02
Quality Bond Fund	28.47	35,075	27.88	978,004	—	1.40	-2.07
High Yield Bond Fund	45.67	17,676	47.34	836,772	—	1.40	3.66
Flexibly Managed Fund	116.71	179,594	136.13	24,448,503	—	1.40	16.64
Balanced Fund	23.88	38,292	27.26	1,043,860	—	1.40	14.16
Large Growth Stock Fund	63.32	23,039	72.70	1,674,981	—	1.40	14.81
Large Cap Growth Fund	27.80	6,777	34.49	233,765	—	1.40	24.10
Large Core Growth Fund	42.22	143,045	39.99	5,720,862	—	1.40	-5.27
Large Cap Value Fund	50.22	50,061	63.33	3,170,480	—	1.40	26.11
Large Core Value Fund	19.70	126,217	24.18	3,051,470	—	1.40	22.73
Index 500 Fund	49.96	51,918	63.21	3,281,490	—	1.40	26.51
Mid Cap Growth Fund	56.95	10,613	65.51	695,230	—	1.40	15.03
Mid Cap Value Fund	42.17	22,162	49.59	1,099,134	—	1.40	17.61
Mid Core Value Fund	30.92	2,338	37.56	87,793	—	1.40	21.45
SMID Cap Growth Fund	44.06	374	46.80	17,513	—	1.40	6.23
SMID Cap Value Fund	24.33	394	32.53	12,815	—	1.40	33.70
Small Cap Growth Fund	71.22	18,841	76.32	1,438,007	—	1.40	7.17
Small Cap Value Fund	77.88	25,820	97.28	2,511,652	—	1.40	24.91
Small Cap Index Fund	25.48	791	28.73	22,711	—	1.40	12.76
Developed International Index Fund	13.47	—	14.68	—	—	1.40	9.00
International Equity Fund	54.85	53,032	60.70	3,219,125	—	1.40	10.66
Emerging Markets Equity Fund	12.61	28,376	11.73	332,992	—	1.40	-6.94
Real Estate Securities Fund	37.63	2,709	52.96	143,477	—	1.40	40.72
Aggressive Allocation Fund	19.99	807	22.95	18,528	—	1.40	14.80
Moderately Aggressive Allocation Fund	20.72	3,166	23.56	74,608	—	1.40	13.72
Moderate Allocation Fund	18.49	—	20.30	—	—	1.40	9.78
Moderately Conservative Allocation Fund	16.45	29,480	17.63	519,600	—	1.40	7.13
Conservative Allocation Fund	14.41	1,699	14.86	25,249	—	1.40	3.07

	January 1, 2020	December 31, 2020			For the Year ended December 31, 2020
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$12.15	95,641	$12.01	$1,148,657	0.15	1.40	(1.15)
Limited Maturity Bond Fund	16.61	13,895	16.98	235,910	—	1.40	2.21
Quality Bond Fund	26.63	36,398	28.47	1,036,355	—	1.40	6.93
High Yield Bond Fund	43.07	18,509	45.67	845,252	—	1.40	6.02
Flexibly Managed Fund	100.45	202,957	116.71	23,687,401	—	1.40	16.19
Balanced Fund	21.10	42,388	23.88	1,012,197	—	1.40	13.18
Large Growth Stock Fund	46.88	24,887	63.32	1,575,829	—	1.40	35.08
Large Cap Growth Fund	23.08	7,496	27.80	208,343	—	1.40	20.44
Large Core Growth Fund	24.40	152,591	42.22	6,442,369	—	1.40	73.05
Large Cap Value Fund	49.78	55,392	50.22	2,781,894	—	1.40	0.89
Large Core Value Fund	19.46	135,369	19.70	2,666,590	—	1.40	1.23
Index 500 Fund	42.81	52,262	49.96	2,611,134	—	1.40	16.71
Mid Cap Growth Fund	38.63	11,216	56.95	638,679	—	1.40	47.41
Mid Cap Value Fund	48.75	24,203	42.17	1,020,627	—	1.40	(13.51)
Mid Core Value Fund	30.87	2,654	30.92	82,085	—	1.40	0.18
SMID Cap Growth Fund	29.33	365	44.06	16,091	—	1.40	50.20
SMID Cap Value Fund	24.33	448	24.33	10,893	—	1.40	0.03
Small Cap Growth Fund	54.68	19,548	71.22	1,392,143	—	1.40	30.24

Note 6.    Financial Highlights (continued)

	January 1, 2020	December 31, 2020			For the Year ended December 31, 2020
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Small Cap Value Fund	$77.17	28,487	$77.88	$2,218,565	—	1.40	0.92
Small Cap Index Fund	21.65	796	25.48	20,288	—	1.40	17.69
Developed International Index Fund	12.67	—	13.47	—	—	1.40	6.28
International Equity Fund	48.40	53,689	54.85	2,944,956	—	1.40	13.34
Emerging Markets Equity Fund	11.58	28,138	12.61	354,813	—	1.40	8.89
Real Estate Securities Fund	39.44	4,478	37.63	168,505	—	1.40	(4.58)
Aggressive Allocation Fund	18.56	809	19.99	16,168	—	1.40	7.73
Moderately Aggressive Allocation Fund	19.20	3,171	20.72	65,697	—	1.40	7.91
Moderate Allocation Fund	17.08	1,020	18.49	18,857	—	1.40	8.24
Moderately Conservative Allocation Fund	15.45	10,433	16.45	171,653	—	1.40	6.52
Conservative Allocation Fund	13.66	2,242	14.41	32,315	—	1.40	5.54

	January 1, 2019	December 31, 2019			For the Year ended December 31, 2019
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$12.13	32,952	$12.15	$400,374	1.60	1.40	0.20
Limited Maturity Bond Fund	16.06	17,147	16.61	284,811	—	1.40	3.44
Quality Bond Fund	24.73	37,561	26.63	1,000,211	—	1.40	7.69
High Yield Bond Fund	37.76	21,678	43.07	933,754	—	1.40	14.08
Flexibly Managed Fund	81.80	225,319	100.45	22,632,524	—	1.40	22.79
Balanced Fund	17.59	46,548	21.10	982,125	—	1.40	19.97
Large Growth Stock Fund	36.44	28,412	46.88	1,331,854	—	1.40	28.62
Large Cap Growth Fund	16.74	9,194	23.08	212,182	—	1.40	37.83
Large Core Growth Fund	19.44	184,429	24.40	4,499,479	—	1.40	25.50
Large Cap Value Fund	40.86	62,742	49.78	3,123,119	—	1.40	21.81
Large Core Value Fund	15.22	146,384	19.46	2,848,533	—	1.40	7.89
Index 500 Fund	33.12	62,185	42.81	2,662,173	—	1.40	29.24
Mid Cap Growth Fund	28.39	13,555	38.63	523,655	—	1.40	36.06
Mid Cap Value Fund	42.25	25,395	48.75	1,238,118	—	1.40	15.41
Mid Core Value Fund	24.31	3,635	30.87	112,186	—	1.40	26.99
SMID Cap Growth Fund	21.56	416	29.33	12,205	—	1.40	36.03
SMID Cap Value Fund	20.58	420	24.33	10,209	—	1.40	18.19
Small Cap Growth Fund	43.24	25,357	54.68	1,386,569	—	1.40	26.46
Small Cap Value Fund	63.61	31,644	77.17	2,442,035	—	1.40	21.32
Small Cap Index Fund	17.64	910	21.65	19,693	—	1.40	22.75
Developed International Index Fund	10.62	—	12.67	—	—	1.40	19.35
International Equity Fund	38.32	60,880	48.40	2,946,470	—	1.40	26.28
Emerging Markets Equity Fund	9.89	32,911	11.58	381,114	—	1.40	17.05
Real Estate Securities Fund	30.19	4,549	39.44	179,415	—	1.40	30.63
Aggressive Allocation Fund	15.27	810	18.56	15,038	—	1.40	21.55
Moderately Aggressive Allocation Fund	15.99	3,176	19.20	60,986	—	1.40	20.05
Moderate Allocation Fund	14.60	6,388	17.08	109,130	—	1.40	16.98
Moderately Conservative Allocation Fund	13.64	17,238	15.45	266,258	—	1.40	13.23
Conservative Allocation Fund	12.49	2,658	13.66	36,306	—	1.40	9.32

	January 1, 2018	December 31, 2018			For the Year ended December 31, 2018
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$12.23	38,797	$12.13	$470,462	0.54	1.40	(0.85)
Limited Maturity Bond Fund	16.06	20,776	16.06	333,632	—	1.40	(0.01)
Quality Bond Fund	25.09	53,656	24.73	1,326,748	—	1.40	(1.47)
High Yield Bond Fund	39.19	26,528	37.76	1,001,690	—	1.40	(3.64)
Flexibly Managed Fund	82.57	264,734	81.80	21,655,549	—	1.40	(0.93)
Balanced Fund	18.37	48,520	17.59	853,337	—	1.40	(4.24)

Note 6.    Financial Highlights (continued)

	January 1, 2018	December 31, 2018			For the Year ended December 31, 2018
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Large Growth Stock Fund	$37.45	35,408	$36.44	$1,290,446	—	1.40	(2.69)
Large Cap Growth Fund	$16.87	9,388	$16.74	$157,183	—	1.40	(0.73)
Large Core Growth Fund	19.07	207,439	19.44	4,032,702	—	1.40	1.97
Large Cap Value Fund	44.90	79,688	40.86	3,256,324	—	1.40	(9.00)
Large Core Value Fund	16.52	175,756	15.22	2,674,193	—	1.40	(7.91)
Index 500 Fund	35.27	76,425	33.12	2,531,549	—	1.40	(6.09)
Mid Cap Growth Fund	28.72	14,490	28.39	411,389	—	1.40	(1.14)
Mid Cap Value Fund	50.52	29,016	42.25	1,225,813	—	1.40	(16.38)
Mid Core Value Fund	28.35	4,307	24.31	104,689	—	1.40	(14.27)
SMID Cap Growth Fund	23.14	1,904	21.56	41,069	—	1.40	(6.82)
SMID Cap Value Fund	24.60	1,952	20.58	40,185	—	1.40	(16.35)
Small Cap Growth Fund	45.99	29,856	43.24	1,290,960	—	1.40	(5.97)
Small Cap Value Fund	74.91	33,843	63.61	2,152,779	—	1.40	(15.08)
Small Cap Index Fund	20.18	994	17.64	17,530	—	1.40	(12.61)
Developed International Index Fund	12.53	—	10.62	—	—	1.40	(15.27)
International Equity Fund	44.37	70,108	38.32	2,686,837	—	1.40	(13.62)
Emerging Markets Equity Fund	12.16	39,566	9.89	391,437	—	1.40	(18.62)
Real Estate Securities Fund	31.96	4,920	30.19	148,528	—	1.40	(5.53)
Aggressive Allocation Fund	17.12	812	15.27	12,399	—	1.40	(10.80)
Moderately Aggressive Allocation Fund	17.60	3,182	15.99	50,894	—	1.40	(9.12)
Moderate Allocation Fund	15.74	5,364	14.60	78,339	—	1.40	(7.20)
Moderately Conservative Allocation Fund	14.33	18,758	13.64	255,879	—	1.40	(4.82)
Conservative Allocation Fund	12.84	3,615	12.49	45,160	—	1.40	(2.72)

	January 1, 2017	December 31, 2017			For the Year ended December 31, 2017
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$12.40	40,038	$12.23	$489,697	0.01	1.40	(1.38)
Limited Maturity Bond Fund	16.02	24,767	16.06	397,771	—	1.40	0.27
Quality Bond Fund	24.34	54,877	25.09	1,377,126	—	1.40	3.11
High Yield Bond Fund	36.99	29,254	39.19	1,146,368	—	1.40	5.93
Flexibly Managed Fund	72.81	297,033	82.57	24,524,980	—	1.40	13.40
Balanced Fund	16.30	80,404	18.37	1,476,726	—	1.40	12.68
Large Growth Stock Fund	28.52	41,068	37.45	1,538,078	—	1.40	31.31
Large Cap Growth Fund	13.34	9,759	16.87	164,606	—	1.40	26.41
Large Core Growth Fund	14.56	235,299	19.07	4,486,009	—	1.40	30.94
Large Cap Value Fund	39.73	86,670	44.90	3,891,880	—	1.40	13.01
Large Core Value Fund	14.54	194,097	16.52	3,206,743	—	1.40	13.61
Index 500 Fund	29.44	72,691	35.27	2,563,948	—	1.40	19.82
Mid Cap Growth Fund	22.92	19,147	28.72	549,890	—	1.40	25.32
Mid Cap Value Fund	43.62	33,480	50.52	1,691,510	—	1.40	15.83
Mid Core Value Fund	25.78	4,852	28.35	137,552	—	1.40	10.00
SMID Cap Growth Fund	18.40	397	23.14	9,178	—	1.40	25.80
SMID Cap Value Fund	22.08	485	24.60	11,928	—	1.40	11.44
Small Cap Growth Fund	37.35	30,412	45.99	1,398,554	—	1.40	23.11
Small Cap Value Fund	67.67	36,701	74.91	2,749,247	—	1.40	10.69
Small Cap Index Fund	17.98	1,187	20.18	23,953	—	1.40	12.21
Developed International Index Fund	10.20	—	12.53	—	—	1.40	22.79
International Equity Fund	34.17	74,944	44.37	3,325,005	—	1.40	29.86
Emerging Markets Equity Fund	9.13	41,917	12.16	509,570	—	1.40	33.16
Real Estate Securities Fund	30.17	5,823	31.96	186,079	—	1.40	5.92
Aggressive Allocation Fund	14.45	814	17.12	13,929	—	1.40	18.41
Moderately Aggressive Allocation Fund	15.18	3,256	17.60	57,296	—	1.40	15.95
Moderate Allocation Fund	14.00	5,364	15.74	84,416	—	1.40	12.42
Moderately Conservative Allocation Fund	13.21	21,091	14.33	302,272	—	1.40	8.46
Conservative Allocation Fund	12.24	—	12.84	—	—	1.40	4.90

Note 6.    Financial Highlights (continued)

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account I from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, Account I does not record investment income.

**

These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded.

***

These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Note 7.    Subsequent Events

Management has evaluated events subsequent to December 31, 2021 and through the Account I Financial Statement date of issuance of April 8, 2022.

PM8676 05/22